Other commitments, contingent liabilities and contingent assets (Tables)	12 Months Ended
Dec. 31, 2024
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Schedule of commitments	Nominal minimum other long-term commitments at 31 December 2024:

(in USD million)

2025	3,112
2026	2,571
2027	1,898
2028	1,475
2029	1,177
Thereafter	4,655

Total other long-term commitments	14,888